PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.3%
	EQUITY - 50.3%
26,320	iShares MSCI EAFE ETF	$ 1,727,645
32,015	iShares S&P 500 Value ETF	4,644,416
46,040	iShares S&P Mid-Cap 400 Value ETF	4,640,832
13,730	iShares U.S. Basic Materials ETF	1,713,092
13,935	SPDR Dow Jones Industrial Average ETF Trust	4,617,084
		17,343,069

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,016,742)	17,343,069

	SHORT-TERM INVESTMENTS — 49.7%
	MONEY MARKET FUND - 49.7%
17,150,763	First American Government Obligations Fund, Class X, 4.08% (Cost $17,150,763)(a)	17,150,763

	TOTAL INVESTMENTS - 100.0% (Cost $34,167,505)	$ 34,493,832
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(14,505)
	NET ASSETS - 100.0%	$ 34,479,327

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2022.